Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Schedule of Fair Value Measurements Inputs [Abstract]
Fair value measurements
Note 9.	Fair value measurements

Warrant liability

The Company has classified the warrants assumed during the Merger (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.

During the year ended December 31,2022, 500 public warrants were exercised in a total amount of $5.

	Public Warrants (Level 1)	Private Placement Warrants (Level 3)	Total Warrant liability
	(Unaudited)
Balance, December 31, 2022	$12,960	$7,055	$20,015
Change in fair value	11,640	10,623	22,263
Balance, June 30, 2023	$24,600	$17,678	$42,278

The estimated fair value of the private placement warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes valuation model are assumptions related to expected share-price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its Ordinary Share based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates will remain at 0%.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 30, 2023	December 31, 2022
	(Unaudited)
Number of private placement warrants	9,666,667	9,666,667
Exercise price	$11.5	$11.5
Share price	$7.20	$4.36
Expiration term (in years)	3.17	3.66
Volatility	51.7%	52.9%
Risk-free Rate	4.45%	4.13%
Dividend yield	0%	0%

Restricted sponsor shares liability and Price adjustment shares liability

The restricted Sponsor shares liability and Price adjustment shares are measured at fair value using Level 3 inputs.

The Company has determined that the price adjustment shares, and the restricted sponsor shares should be accounted for as liabilities measured at fair value through earnings since the restricted sponsor shares and the price adjustment shares are not eligible to be classified as equity pursuant to ASC 815-40.

	Restricted sponsor shares (Level 3)	Price adjustment shares (Level 3)	Total
	(Unaudited)
Balance, December 31,2022	$17,532	$26,184	$43,716
Change in fair value of restricted sponsor shares and price adjustment shares	20,093	36,597	56,690
Balance, June 30,2023	$37,625	$62,781	$100,406

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 30, 2023		December 31, 2022
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
	(Unaudited)
Number of shares	7,500,000	15,000,000	7,500,000	15,000,000
Share price	$12.5-$30	$12.5-$17.5	$12.5-$30	$12.5-$17.5
Remaining exercise period	5.17	3.17	5.66	3.66
Share value	$2.95-$5.65	$3.42-$4.8	$1.17-$2.63	$1.32-$2.0